Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Schedule of future maturities of long-term debt, capital lease and contractual obligations

	Payments due by period
	Total	2014	2015	2016	2017	2018	Thereafter
	(In thousands)
Long-term debt obligations	$13,409,313	$1,005,778	$756,159	$1,504,669	$904,903	$1,205,197	$8,032,607
Capital lease obligations	219,902	26,829	27,372	30,058	32,994	36,175	66,474
Interest expense on long-term debt and capital lease obligations	4,718,745	838,801	741,005	655,467	599,028	528,620	1,355,824
Satellite-related obligations	1,717,153	250,741	230,225	230,138	225,464	225,246	555,339
Operating lease obligations	179,355	45,868	36,204	31,793	15,150	8,438	41,902
Purchase obligations	3,019,689	1,826,577	444,657	322,253	165,059	136,059	125,084
Total	$23,264,157	$3,994,594	$2,235,622	$2,774,378	$1,942,598	$2,139,735	$10,177,230